Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Leasehold improvements	130,499	275,304	43,201
Warehouse cabinet and equipment	87,320	113,204	17,764
Office furniture and electronic equipment	7,544	8,243	1,294
Total	225,363	396,751	62,259
Less: accumulated depreciation	(81,499)	(164,878)	(25,873)
Property and equipment, net	143,864	231,873	36,386

The Group recorded depreciation expense of RMB98.0 million, RMB135.7 million, and RMB123.5 million (US$19.4 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

No impairment was recorded for the years ended December 31, 2019, 2020 and 2021.